NOTES RECEIVABLE AND DEPOSITS	12 Months Ended
Jan. 31, 2019
NOTES RECEIVABLE AND DEPOSITS [abstract]
NOTES RECEIVABLE AND DEPOSITS
8.	NOTES RECEIVABLE AND DEPOSITS

Note receivable and deposits consist of:

	January 31,	January 31,	January 31,
	2019	2018	2017
Promissory notes receivable	$5,345,000	$-	$-
Deposit on acquisition	900,000	-	-
Accrued interest receivable	216,897	-	-
Additional advances	14,618	-	-
	$6,476,515	$-	$-

Notes receivable

During the year ended January 31, 2019, the Company entered into agreements for the following notes receivable from private companies in the cannabis industry:

a)

the Company loaned a total of $3,845,000 to Swell Companies Ltd. ("Swell") by way of promissory notes. Subsequent to January 31, 2019, a further $1,055,000 was advanced to Swell on a $5,400,000 promissory note, which replaced all previous promissory notes. The note accrues interest at 0.833% monthly and is secured over all of the entity’s fixed and floating assets. The principal amount of up to $5,400,000 plus any accrued and unpaid interest is due on or before May 30, 2019. Accrued interest on this note is $190,264 at January 31, 2019.

b)

the Company loaned a total of $1,500,000 to Phantom Venture Group, LLC. ("Phantom") by way of promissory note. The note accrues interest at 0.333% monthly and is secured over all of the entity’s fixed and floating assets, the principal amount plus any accrued and unpaid interest is due on or before March 31, 2019. (Note 31). Accrued interest on this note is $26,633 at January 31, 2019. An additional $14,618 was advanced to Phantom pre-acquisition for ongoing operational costs during the year ended January 31, 2019.

Subsequent to the year ended January 31, 2019, the Company completed transactions to acquire Swell and Phantom (Note 31).

Deposits on acquisitions

Pursuant to a definitive agreement for the acquisition of Phantom, the Company made an advance deposit of $900,000 to be applied to the purchase consideration. The advance was made by the issuance of a promissory note that accrues interest at 0.333% monthly and is secured over all of the entity’s fixed and floating assets. The principal amount plus any accrued and unpaid interest is due on or before March 31, 2019 (Note 31).